STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accumulated other comprehensive income (loss):
Accumulated unrealized gain on available-for-sale marketable securities	$ 26	$ 107
Accumulated unrealized gain (loss) on foreign currency cash flows hedges, net	(757)	330
Accumulated other comprehensive income (loss)	$ (731)	$ 437